Limited Term Tax-Exempt
Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

March 28, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Limited Term Tax-Exempt Bond Fund of America
       File Nos.  033-66214 and 811-07888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on March 23, 2012 of Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940.

Sincerely yours,

/s/Courtney R. Taylor
Courtney R. Taylor